Operating Revenue (Details) - Operating revenues - Significant customers	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
HMM Korea
Operating Revenue
Percentage of operating revenue	32.00%	28.00%	28.00%
CMA CGM
Operating Revenue
Percentage of operating revenue	29.00%	26.00%	27.00%
Hanjin
Operating Revenue
Percentage of operating revenue	10.00%	17.00%	18.00%
YML
Operating Revenue
Percentage of operating revenue	12.00%	13.00%	11.00%